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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
                     (Name and address of agent for service)

                                    Copy to:

                            Stephen R. Rimes, Esquire
                             Invesco Advisers, Inc.
                          11 Greenway Plaza, Suite 2500
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 08/31

Date of reporting period: 7/01/09 - 6/30/10

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contaied in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02851
Reporting Period: 07/01/2009 - 06/30/2010
Van Kampen High Yield Fund









========================== VAN KAMPEN HIGH YIELD FUND ==========================


VAN KAMPEN FUNDS

Ticker:                      Security ID:  92113a645
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN FUNDS

Ticker:                      Security ID:  92113A595
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN FUNDS

Ticker:                      Security ID:  92113A553
Meeting Date: MAY 11, 2010   Meeting Type: Annual
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN RETIREMENT STRATEGY TRUST

Ticker:                      Security ID:  92117J840
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN RETIREMENT STRATEGY TRUST

Ticker:                      Security ID:  92117J105
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  JAN 31, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN RETIREMENT STRATEGY TRUST

Ticker:                      Security ID:  92117J576
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN RETIREMENT STRATEGY TRUST

Ticker:                      Security ID:  92117J626
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN RETIREMENT STRATEGY TRUST

Ticker:                      Security ID:  92117J667
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN RETIREMENT STRATEGY TRUST

Ticker:                      Security ID:  92117J717
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN RETIREMENT STRATEGY TRUST

Ticker:                      Security ID:  92117J758
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN RETIREMENT STRATEGY TRUST

Ticker:                      Security ID:  92117J790
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VAN KAMPEN HIGH YIELD FUND


By (Signature and Title)* /s/ Philip A. Taylor
                          ------------------------------------
                          Philip A. Taylor
                          Principal Executive Officer

Date August 20, 2010

*    Please print the name and title of the signing officer below the signature.